PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3 .4%
21,304  Vanguard Long-Term
Treasury ETF
$ 1,182,585
1 .6
27,232
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
1,275,735
1 .8
Total Exchange-Traded
Funds
(Cost $2,677,186)
2,458,320
3 .4
MUTUAL FUNDS : 96 .5%
Affiliated Investment Companies : 96 .5%
123,175
(1)
Voya U.S. Bond Index
Portfolio - Class I
1,077,784
1 .5
562,824
(1)(2)
Voya VACS Index
Series Emerging
Markets Portfolio
5,763,322
7 .9
1,663,571
(1)
Voya VACS Index
Series I Portfolio
16,352,899
22 .6
445,982
(1)
Voya VACS Index
Series MC Portfolio
4,303,724
5 .9
3,579,614
(1)
Voya VACS Index
Series S Portfolio
38,087,088
52 .6
448,685
(1)
Voya VACS Index
Series SC Portfolio
4,334,298
6 .0
69,919,115
96 .5
Total Mutual Funds
(Cost $69,178,501)
69,919,115
96 .5
Total Long-Term
Investments
(Cost $71,855,687)
72,377,435
99 .9
Total Investments in
Securities
(Cost $71,855,687) $ 72,377,435 99 .9
Assets in Excess of
Other Liabilities 64,772 0.1
Net Assets $ 72,442,207 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Index Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,458,320 $ — $ — $ 2,458,320
Mutual Funds 69,919,115 — — 69,919,115
Total Investments, at fair value $ 72,377,435 $ — $ — $ 72,377,435
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ — $ 4,678,487 $ (4,678,487) $ — $ — $ 112,347 $ (137,655) $ 1,161
Voya Emerging Markets Index
Portfolio - Class P2
4,092,462 1,296,003 (5,920,576) 532,111 — — (415,057) —
Voya International Index Portfolio -
Class P2
8,117,363 602,207 (9,113,641) 394,071 — — 274,531 —
Voya Russell™  Mid Cap Index
Portfolio - Class P2
2,170,638 385,041 (2,834,812) 279,133 — — (105,333) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 1,080,661 (1,080,661) — — — 80,848 —
Voya Russell™ Small Cap Index
Portfolio - Class P2
3,436,999 145,926 (4,098,604) 515,679 — — (299,074) —
Voya U.S. Bond Index Portfolio -
Class I
— 2,088,304 (966,596) (43,924) 1,077,784 14,791 (17,789) —
Voya U.S. Bond Index Portfolio -
Class P2
698,362 185,507 (901,667) 17,798 — 2,680 (886) —
Voya U.S. Stock Index Portfolio -
Class P2
22,340,023 1,025,509 (26,646,544) 3,281,012 — — (1,881,061) —
Voya VACS Index Series Emerging
Markets Portfolio
— 7,405,722 (1,496,481) (145,919) 5,763,322 — 25,303 —
Voya VACS Index Series I Portfolio
— 17,408,368 (657,747) (397,722) 16,352,899 — 1,612 41
Voya VACS Index Series MC
Portfolio
— 4,610,667 (189,806) (117,137) 4,303,724 — (863) —
Voya VACS Index Series S
Portfolio
— 40,085,016 (3,573,524) 1,575,596 38,087,088 — 153,222 —
Voya VACS Index Series SC
Portfolio
— 5,958,165 (1,496,820) (127,047) 4,334,298 — (53,977) —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
— 1,875,391 (530,000) (69,656) 1,275,735 24,071 (11,918) —
$ 40,855,847 $ 88,830,974 $ (64,185,966) $ 5,693,995 $ 71,194,850 $ 153,889 $ (2,388,097) $ 1,202
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,575,596
Gross Unrealized Depreciation (1,053,848)
Net Unrealized Appreciation $ 521,748